LONG-TERM DEBT (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Lease obligations	$ 7,379	$ 7,100
Minimum [Member]
Debt Instrument [Line Items]
Unsecured term loans	13
Term loans annual payments	$ 103
Term loans interest rate	5.50%
Maximum [Member]
Debt Instrument [Line Items]
Unsecured term loans	$ 215
Term loans annual payments	$ 332
Term loans interest rate	9.25%